Contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingencies
27.
Contingencies

a)
Several municipalities have filed real estate tax claims against some airports in Mexico related to the land where the airports operate. Based on the opinion of its external legal counsel, the Company believes that there are no legal grounds for such claims. Therefore, the Company has initiated legal proceedings to invalidate the claims, and, where applicable, related foreclosures or other actions. Although no assurance can be given, the Company does not expect the resolutions to have any adverse effects on its financial position or profit or loss and other comprehensive income.

On November 26, 2014, the Tijuana municipal authority issued a requirement for payment of property tax for the period from 2000 to 2014 in the amount of Ps.234,780, which was challenged again by the Company on December 19, 2014. A jurisdictional court granted the Company the suspension against acts of municipal authority establishing the amount of Ps.234,780 for a bond as collateral, which has been challenged by judgment of invalidity as the Company believes that in previous proceedings it is already guaranteed part of the amount set by the Court, on June 19, 2018 the bond was exhibited before the Municipal Authority of Tijuana, Baja California for the amount of Ps.122,926. In October 2020, the Court issued a judgment adverse to the interests of the Company, for which an appeal for review was filed, which was admitted by the Superior Court of Justice on January 14, 2021. On June 28, 2022, in a plenary session, the Court confirmed the inadmissibility of the claim made by the airport. The company is in the process of challenging the second instance ruling. On August 24, 2022, an amparo lawsuit was filed before the responsible authority against the resolution of reference, which to date of this trial, the still pending to be resolved. Likewise, the Municipal Authority of Tijuana made the payment requirements for the property tax for the years 2015, 2016 and 2017, in the first quarter of the year 2020, 2021 and 2022 respectively, which are being challenged to date before the competent courts and are pending resolution Likewise, during the month of March 2023, the Municipal Authority of reference made a new requirement now with respect to the 2018 fiscal year, which is pending to be challenged. By virtue of this new requirement made by the Municipal Authority last April 26, 2023, the nullity lawsuit was admitted with which the Company will seek to nullify, in a legal manner, the effects of this requirement made in the month of March 2023. The Company continues with its challenge process. During the first quarter of 2024 the Federal Court will issue a resolution in this regard.

b)
Ejido El Zapote and Santa Cruz del Valle presented an appeal with jurisdictional authorities against the SICT and the Reforma Agraria, regarding the expropriation decrees issued to build the airport. In November 2010, the Court granted the protection of the federal justice to the Ejidos El Zapote and Santa Cruz del Valle, in the Guadalajara airport, instructing to replace the administrative procedure of expropriation due to a lack of notification to these Ejidos and declared the ineligibility of the Concession granted to the Guadalajara airport in 1998, in reference to managing, operating and developing the airport facilities. On July 10, 2012, the Court revoked this resolution and ordered the reinstatement of the actions in order to obtain more documentary evidence, for the trial with the Ejido El Zapote. On July 31, 2014, the court issued a favorable ruling for the Ejido El Zapote, which was challenged by the Company. On April 14, 2016, the appellate Court determined conclusively that, while it was true that the right of the Ejido to contest the appraisal with which it was compensated had been violated, it also determined that the land could not be returned to the complainant Ejido, as "incongruous" the declaration of invalidity of the concession granted to the Guadalajara airport. On January 13, 2017 the Secretaría de Desarrollo Agrario, Territorial y Urbano issued an appraisal for the value of a portion of the land in which Guadalajara airport is based, related to the appeal previously mentioned. This appraisal was made based on the expropriation decree of 1975. On June 30, 2017, the Court determined that the appeal was accomplished once the Ejido group was informed of the appraisal made by the competent authorities.

On October 1, 2013, the Company received four summonses for Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and Puerto Vallarta airport and various Federal Authorities in connection with four legal proceedings filed by the participants in the Ejido Valle de Banderas. The Ejido is claiming restitution or payment as compensation in respect of 154 hectares of land comprising this airport, besides the partial cancellation of the concession granted to the Puerto Vallarta airport. On January 24, 2014, the first audience was held where the Ejido ratified the lawsuit and the Company demanded the suspension of this process due to the incompetence of jurisdiction, as a result, the audience was delayed for three days, in order to give time to the Ejido to provide a rebuttal. The Company estimates that the court involved in this proceeding, located in the State of Nayarit, does not have jurisdiction, because the airport is located in the State of Jalisco, besides, this court is not competent to nullify an administrative act, as it is related to the concession’s title. The Court declared competent the Agrarian Court of Nayarit, a sentence which was favorable but currently challenged by the Federal Court. As a result of the objection, the Federal Superior Court declared the court of Guadalajara, Jalisco, as competent in three of them. Two of the three procedures are before the agrarian court of Jalisco pending to resolve, the incompetence by subject. The third procedure is awaiting the referral of the proceedings to the Guadalajara Court and a fourth procedure is still awaiting of the Agrarian Court of Nayarit for the last instance regarding jurisdiction over territory.

During 2020, the jurisdiction was issued for their transfer to the Guadalajara Court and they are in their initial testing stage, so as of the date of issuance of the consolidated financial statements, these procedures are still pending resolution, these proceedings are still pending resolution.

If the legal proceedings are resolved in such a way that adversely impact any of our airports, the Company’s management has other legal resources to challenge such resolutions. Additionally, under the Concession agreement, the Company has guarantees providing it with access to the airport’s land, and the Mexican government would be liable for any operational disruption caused by the Ejidos and would have to restore to the concessionaire the rights to use public property and compensate any economic damage to the airport. Thus, in the opinion of the Company and its legal counsel, no present obligation currently exists, therefore the Company has not recognized any provision regarding this matter.

c)
Federal, state and environmental protection laws regulate the Company’s operations. According to these laws, the passing of regulations relating to air and water pollution, environmental impact studies, noise control and disposal of dangerous and non-dangerous material has been considered. The Federal Environmental Protection Agency has the power to impose administrative, civil and criminal penalties against companies violating environmental laws. It is also entitled to close any facilities that do not meet legal requirements. As the date of the consolidated financial statements, the Company does not have any knowledge about sanctions against it.